Contract Assets and Liabilities (Details) - HKD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Revenue from Contract with Customer [Abstract]
Contract assets	$ 0	$ 0
Contract liabilities	$ 0